UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23165

CION Ares Diversified Credit Fund
(Exact name of registrant as specified in charter)

3 Park Avenue, 36th Floor New York, NY		10016
(Address of principal executive offices)		(Zip code)

Eric Pinero 3 Park Avenue, 36th Floor New York, NY 10016
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(646) 845-2577

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1.   SCHEDULE OF INVESTMENTS.

CION Ares Diversified Credit Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Principal Amount	Value
Total Investments	$—	$—
Other Assets Less Liabilities		1,010,000
Net Assets		$1,010,000
Common Shares Outstanding		40,400
Net Asset Value Per Share		$25.00

CION Ares Diversified Credit Fund

Notes to Financial Statements

January 31, 2017 (Unaudited)

(1) Organization

CION Ares Diversified Credit Fund (the ‘‘Fund’’) is a newly organized diversified, closed-end investment company that is registered under the Investment Company Act of 1940.  The Fund is structured as an “interval fund” and continuously offers its shares.  The Fund was organized as a Delaware statutory trust on June 21, 2016. The Fund commenced operations on January 26, 2017, but as of January 31, 2017, has not invested in any securities. CION Ares Management, LLC (the ‘‘Adviser’’) serves as the investment adviser to the Fund and was registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940 on January 4, 2017.  The adviser is a joint venture between affiliates of Ares Management LLC (“Ares”) and CION Investment Group, LLC (“CION”) and is controlled by Ares.  Ares Capital Management II LLC (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser.  The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio with recommendations and support from the Sub-Adviser.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes.  The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund has no operations to date other than matters relating to its organization and the sale and issuance of 40,400 shares in the Fund at a net asset value of $25.00 per share.

(2) Significant Accounting Policies

Basis of Presentation

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 applicable to investment companies. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences may be material.

Cash and Cash Equivalents

The Fund considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents. The Fund’s cash and cash equivalents are held at a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. As of January 31, 2017, cash and cash equivalents totaled $1,010,000.

Income Taxes

The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

Organizational and Offering Costs

Organizational costs are expensed as incurred and primarily consist of incorporation fees, initial audit fees and other costs incurred in connection with the establishment of the Fund. Initial offering costs are amortized over a 12-month period upon the commencement of Fund operations and primarily consist of registration fees, printing and other costs incurred in connection with the initial offering of the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): CION Ares Diversified Credit Fund

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date: March 31, 2017

By:	/s/ Penni F. Roll
Penni F. Roll
Chief Financial Officer

Date: March 31, 2017